Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 456,613,457.85
Previously Paid Amount	0.00
Total Fee Amount	69,907.52
Total Offset Amount	0.00
Net Fee	69,907.52
Narrative - Max Aggregate Offering Price	$ 456,613,457.85
Final Prospectus	true